J. & W. Seligman & Co.
                                  Incorporated


                                                   January 29, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Re:      Seligman New Jersey Municipal Fund, Inc. (the "Fund")
         Post-Effective Amendment No. 21
         File Nos. 33-13401 and 811-5126

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) does not differ from that contained in Post-Effective Amendment No. 21 to the Fund's Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on January 26, 2001.

     If you  have  any  questions,  please  contact  the  undersigned  at  (212)
850-1375.


                                              Very truly yours,

                                              /s/Jennifer G. Muzzey

                                              Jennifer G. Muzzey
                                              Legal Assistant




                100 Park Avenue New York, NY 10017 (212) 850-1864